Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of loss per share
	For the Three Months Ended
	March 31, 2022	March 31, 2021
Numerator:
Net loss attributable to ABVC’s common stockholders	$(5,995,440)	$(1,128,505)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	29,683,402	24,420,526
Stock options	–	–
Weighted-average shares outstanding - Diluted	29,683,402	24,420,526

Loss per share
-Basic	$(0.20)	$(0.05)
-Diluted	$(0.20)	$(0.05)

	For the Year Ended
	December 31, 2021	December 31, 2020
Numerator:
Net loss attributable to ABVC’s common stockholders	$(12,838,813)	$(9,791,164)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	25,053,522	19,715,559
Stock options
Weighted-average shares outstanding - Diluted	25,053,522	19,715,559

Loss per share
-Basic	$(0.51)	$(0.50)
-Diluted	$(0.51)	$(0.50)